BUSINESS COMBINATIONS (Details Textual)																	12 Months Ended				12 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended				12 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended										12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Apr. 01, 2013 USD ($)	Apr. 01, 2013 Cash Consideration USD ($)		Jun. 30, 2014 Incentive Shares for Bond [Member]	Jun. 30, 2013 Incentive Shares for Bond [Member] USD ($)	Apr. 01, 2013 Incentive Shares for Bond [Member] USD ($)		Jun. 30, 2013 September 2013 [Member] Cash Consideration USD ($)	Jun. 30, 2014 September 2014 [Member] Cash Consideration USD ($)	Jun. 30, 2013 September 2014 [Member] Cash Consideration USD ($)	Jun. 30, 2014 Maximum [Member]	Apr. 01, 2013 Maximum [Member] Incentive Shares for Bond [Member] USD ($)	Jun. 30, 2014 Minimum [Member]	Apr. 01, 2013 Minimum [Member] Incentive Shares for Bond [Member] USD ($)	Jun. 30, 2014 Incentive Shares [Member]	Jun. 30, 2012 Incentive Shares [Member]	Jun. 30, 2014 Installment One [Member] Incentive Shares for Bond [Member] USD ($)	Jun. 30, 2014 Installment Two [Member] Incentive Shares for Bond [Member] USD ($)	Jun. 30, 2014 Premium Shares for Bond [Member] USD ($)	Sep. 02, 2011 Concord [Member] USD ($)	Jul. 31, 2011 Concord [Member] SGD	May 31, 2011 Concord [Member] SGD	Jun. 30, 2012 Concord [Member] USD ($)	Jun. 30, 2011 Concord [Member] USD ($)	Jun. 30, 2011 Concord [Member] SGD	Jul. 01, 2011 Concord [Member] USD ($)	Sep. 30, 2013 Bond [Member] USD ($)	May 30, 2013 Bond [Member]	Apr. 30, 2013 Bond [Member] USD ($)	Apr. 01, 2013 Bond [Member] USD ($)	Jun. 30, 2014 Bond [Member] USD ($)	Jun. 30, 2013 Bond [Member] USD ($)	Jun. 30, 2012 Bond [Member] USD ($)	May 31, 2013 Bond [Member] USD ($)	Jun. 30, 2013 Bond [Member] Hollysys Automation Tech. [Member] USD ($)	Sep. 30, 2014 Bond [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2014 Bond [Member] Installment One [Member] USD ($)	Jun. 30, 2014 Bond [Member] Installment Two [Member] USD ($)	Jun. 30, 2014 Customer Relationships [Member] Maximum [Member]	Jun. 30, 2014 Customer Relationships [Member] Minimum [Member]	Jun. 30, 2011 Customer Relationships [Member] Concord [Member] USD ($)	Jun. 30, 2014 Customer Relationships [Member] Bond [Member] USD ($)	Jun. 30, 2014 Order or Production Backlog [Member] Maximum [Member]	Jun. 30, 2014 Order or Production Backlog [Member] Minimum [Member]	Jun. 30, 2011 Order or Production Backlog [Member] Concord [Member] USD ($)	Jun. 30, 2014 Order or Production Backlog [Member] Bond [Member] USD ($)	Jun. 30, 2014 Order or Production Backlog [Member] Bond [Member] Maximum [Member]	Jun. 30, 2014 Order or Production Backlog [Member] Bond [Member] Minimum [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired													50.00%		20.00%											100.00%	100.00%					100.00%
Business Acquisition Cost Of Acquired Entity Purchases Price																					$ 4,001,690					$ 42,910,784		$ 42,910,784				$ 73,804,695
Business Acquisition, Cost of Acquired Entity, Cash Paid																							20,750,000	20,750,000		33,789,285	41,500,000				16,390,000	36,500,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																						1,006,788								1,407,907
Equity Method Investment, Quoted Market Value																						9,121,499														16,908,964
Options outstanding, Options granted (in shares)																	1,510,181	1,510,181
Business Acquisition Purchases Price Allocation Amortizable Intangible Assets																																											529,162	2,900,056			1,428,091	11,459,290
Finite-Lived Intangible Asset, Useful Life																																									60 months	57 months	5 years	57 months	33 months	21 months	2 years		33 months	21 months
Business Combination, Acquisition Related Costs																									351,836									547,529
Business Combination, Consideration Transferred, Total																																73,000,000
Business Acquisition, Pro Forma Revenue																									24,237,402									392,481,505	364,217,246		22,794,659
Business Acquisition, Pro Forma Net Income (Loss)																									1,936,780									57,813,313	60,108,836		1,791,123
Business Acquisition Cash Payments Expect In September 2013																																	5,510,000
Business Acquisition Cash Payments Expect In September 2014																																	14,600,000
Fair Value of Accounts Receivable																												8,325,504				9,966,206
Gross Contractual Accounts Receivable																																10,720,334
Contractual Cash Flows Collected at Acquisition																																754,128
Percentage Of Total Incentive Shares On Premium Shares Issuable																																	15.00%
Premium Shares Issuable Of Total Incentive Shares																																	3,300,000
Minimum Percentage of Annual Growth Rate Performance Target																																	20.00%
Business Consideration Value Current	30,285,478	5,435,451																	15,886,590	10,791,372
Business Consideration Value Noncurrent	14,793,062	36,233,460					22,691,010
CAGR performance target Percentage	25.00%					15.00%								25.00%		20.00%																	25.00%
Business Combination, Contingent Consideration, Asset			73,804,695	35,059,270	[1]			21,836,461	[2]					25,111,930		21,836,461
Premium Incentive Shares Fair Value																					4,001,690
Premium Incentive Shares Basic Earnings Per Share																					$ 0.07
Premium Shares Issuable Of Total Incentive Of Shares																					163,401
Premium Incentive Shares Diluted Earnings Per Share																					$ 0.07
Fair Values Of Incentive Shares Issuable To Shareholders																																							10,940,893	10,895,568
Business Combination, Contingent Consideration, Liability, Current										5,435,451	14,398,889
Business Combination, Contingent Consideration, Liability, Noncurrent												13,542,450
Business Acquisition Present Value Of Cash Consideration Installments																													$ 5,383,270									$ 13,286,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized																	648,697

[1]	The cash installments due in September 2013 and September 2014 had present values of $5,435,451 and $13,542,450, and were recorded as current portion of acquisition-related consideration liabilities, and non-current portion of the acquisition-related consideration liabilities, respectively, as at June 30, 2013. The cash consideration installment due in September 2014 had a present value of $14,398,889, and was recorded as current portion of the acquisition-related consideration liabilities, as at June 30, 2014.
[2]	The fair value of the Incentive Shares for Bond was $22,691,010 as at June 30, 2013, and was recorded as non-current portion of acquisition-related consideration liabilities. The first and second installments of the Incentive Shares for Bond had fair values of $15,886,590 and $10,791,372 respectively as at June 30, 2014, which was recorded as current portion of acquisition-related consideration liabilities, and non-current portion of the acquisition-related consideration liabilities, respectively, as at June 30, 2014. For the first installment of the Incentive Shares for Bond, the performance target was achieved and 648,697 shares were issuable as of June 30, 2014.